Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries
Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries

Note 20. Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries

        The following condensed consolidating financial statements of the Company and its subsidiaries have been prepared pursuant to Rule 3-10 of Regulation S-X. These condensed consolidating financial statements have been prepared from the Company's financial information on the same basis of accounting as the Consolidated Financial Statements. Goodwill and other intangible assets have been allocated to all of the subsidiaries of the Company based on management's estimates.

        The payment obligations of the Company under the 2015 Notes and the 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by the Guarantors. Each of the Guarantors is wholly owned, directly or indirectly, by the Company, and all guarantees are full and unconditional. All other subsidiaries of the Company, either directly or indirectly owned, do not guarantee the 2015 Notes or the 2020 Notes ("Non-Guarantors"). A Guarantor will be released from its obligations under its guarantee under certain customary circumstances, including, (i) the sale or disposition of the Guarantor, (ii) the release of the Guarantor from all of its obligations under all guarantees related to any indebtedness of the Company, (iii) the merger or consolidation of the Guarantor as specified in the indenture governing the 2015 Notes or the 2020 Notes, as the case may be, (iv) the Guarantor becomes an unrestricted subsidiary under the indenture governing the 2015 Notes or the 2020 Notes, as the case may be, (v) the defeasance of the Company's obligations under the indenture governing the 2015 Notes or the 2020 Notes, as the case may be, or (vi) the payment in full of the principal amount of the 2015 Notes or the 2020 Notes, as the case may be.

THE SERVICEMASTER COMPANY AND SUBSIDIARIES

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2011

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,452,731	$811,446	$(58,305)	$3,205,872
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,483,220	388,201	(57,715)	1,813,706
Selling and administrative expenses	9,186	499,101	372,630	(425)	880,492
Amortization expense	222	67,443	23,687	—	91,352
Trade name impairment	—	36,700	—	—	36,700
Restructuring charges	35	4,678	3,449	—	8,162

Total operating costs and expenses	9,443	2,091,142	787,967	(58,140)	2,830,412

Operating (Loss) Income	(9,443)	361,589	23,479	(165)	375,460
Non-operating Expense (Income):
Interest expense (income)	189,677	89,819	(6,373)	—	273,123
Interest and net investment loss (income)	2,969	3,491	(17,346)	—	(10,886)
Loss on extinguishment of debt	774	—	—	—	774
Other expense	—	—	700	—	700

(Loss) Income from Continuing Operations before Income Taxes	(202,863)	268,279	46,498	(165)	111,749
(Benefit) provision for income taxes	(76,622)	18,720	101,814	—	43,912

(Loss) Income from Continuing Operations	(126,241)	249,559	(55,316)	(165)	67,837
Income (loss) from discontinued operations, net of income taxes	—	19,497	(46,678)	165	(27,016)
Equity in earnings of subsidiaries (net of tax)	167,062	(111,863)	—	(55,199)	—

Net Income (Loss)	$40,821	$157,193	$(101,994)	$(55,199)	$40,821

THE SERVICEMASTER COMPANY AND SUBSIDIARIES

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2010

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,405,822	$777,219	$(55,647)	$3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,461,057	371,293	(55,046)	1,777,304
Selling and administrative expenses	9,577	516,349	370,208	(184)	895,950
Amortization expense	222	99,918	35,860	—	136,000
Restructuring charges (credits)	1,208	10,484	(244)	—	11,448

Total operating costs and expenses	11,007	2,087,808	777,117	(55,230)	2,820,702

Operating (Loss) Income	(11,007)	318,014	102	(417)	306,692
Non-operating Expense (Income):
Interest expense	196,647	76,258	14,028	—	286,933
Interest and net investment loss (income)	1,628	3,596	(14,582)	—	(9,358)
Other expense	—	—	733	—	733

(Loss) Income from Continuing Operations before Income Taxes	(209,282)	238,160	(77)	(417)	28,384
(Benefit) provision for income taxes	(73,163)	25,134	58,974	—	10,945

(Loss) Income from Continuing Operations	(136,119)	213,026	(59,051)	(417)	17,439
Income (loss) from discontinued operations, net of income taxes	—	17,868	(50,283)	417	(31,998)
Equity in earnings of subsidiaries (net of tax)	121,560	(117,729)	—	(3,831)	—

Net (Loss) Income	$(14,559)	$113,165	$(109,334)	$(3,831)	$(14,559)

THE SERVICEMASTER COMPANY AND SUBSIDIARIES

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2009

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,284,625	$765,609	$(72,349)	$2,977,885
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,419,278	343,011	(71,038)	1,691,251
Selling and administrative expenses	9,582	505,945	315,220	—	830,747
Amortization expense	222	122,643	35,906	—	158,771
Trade name impairment	—	21,400	5,200	—	26,600
Restructuring charges	2,321	12,107	12,254	—	26,682

Total operating costs and expenses	12,125	2,081,373	711,591	(71,038)	2,734,051

Operating (Loss) Income	(12,125)	203,252	54,018	(1,311)	243,834
Non-operating Expense (Income):
Interest expense (income)	288,514	(3,414)	14,233	—	299,333
Interest and net investment loss (income)	938	5,555	(13,572)	—	(7,079)
Gain on extinguishment of debt	(46,106)	—	—	—	(46,106)
Other expense	—	—	748	—	748

(Loss) Income from Continuing Operations before Income Taxes	(255,471)	201,111	52,609	(1,311)	(3,062)
(Benefit) provision for income taxes	(107,346)	32,445	65,697	—	(9,204)

(Loss) Income from Continuing Operations	(148,125)	168,666	(13,088)	(1,311)	6,142
(Loss) income from discontinued operations, net of income taxes	—	(4,186)	10,228	1,311	7,353
Equity in earnings of subsidiaries (net of tax)	161,620	(12,716)	—	(148,904)	—

Net Income	$13,495	$151,764	$(2,860)	$(148,904)	$13,495

Condensed Consolidating Statement of Financial Position

As of December 31, 2011

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$232,382	$13,751	$82,797	$—	$328,930
Marketable securities	—	—	12,026	—	12,026
Receivables	1,202	108,486	452,149	(187,637)	374,200
Inventories	—	57,219	2,424	—	59,643
Prepaid expenses and other assets	5,629	12,742	20,218	(294)	38,295
Deferred customer acquisition costs	—	13,838	16,565	—	30,403
Deferred taxes	39,221	47,218	4,170	—	90,609
Assets of discontinued operations	—	7	10	—	17

Total Current Assets	278,434	253,261	590,359	(187,931)	934,123

Property and Equipment:
At cost	—	377,900	163,917	—	541,817
Less: accumulated depreciation	—	(164,689)	(70,369)	—	(235,058)

Net property and equipment	—	213,211	93,548	—	306,759

Other Assets:
Goodwill	—	2,796,789	365,191	—	3,161,980
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,804,619	738,920	—	2,543,539
Notes receivable	1,997,157	82	31,187	(2,005,104)	23,322
Long-term marketable securities	10,834	—	119,622	—	130,456
Investments in and advances to subsidiaries	2,890,634	872,451	—	(3,763,085)	—
Other assets	51,871	3,838	3,926	(50,789)	8,846
Debt issuance costs	37,708	—	90	—	37,798

Total Assets	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$192	$46,378	$35,071	$—	$81,641
Accrued liabilities:
Payroll and related expenses	1,659	40,608	43,079	—	85,346
Self-insured claims and related expenses	—	20,400	52,671	—	73,071
Accrued interest payable	67,000	260	45	(294)	67,011
Other	2,919	31,760	35,424	—	70,103
Deferred revenue	—	142,918	330,324	—	473,242
Liabilities of discontinued operations	—	279	526	—	805
Current portion of long-term debt	108,428	14,258	116,789	(187,637)	51,838

Total Current Liabilities	180,198	296,861	613,929	(187,931)	903,057

Long-Term Debt	3,782,391	2,015,961	30,784	(2,005,104)	3,824,032
Other Long-Term Liabilities:
Deferred taxes	—	808,830	278,652	(50,789)	1,036,693
Intercompany payable	12,309	—	310,011	(322,320)	—
Liabilities of discontinued operations	—	—	2,070	—	2,070
Other long-term obligations, primarily self-insured claims	43,821	220	89,011	—	133,052

Total Other Long-Term Liabilities	56,130	809,050	679,744	(373,109)	1,171,815

Shareholder's Equity	1,247,919	2,822,379	618,386	(3,440,765)	1,247,919

Total Liabilities and Shareholder's Equity	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Condensed Consolidating Statement of Financial Position

As of December 31, 2010

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$132,168	$16,900	$103,630	$—	$252,698
Marketable securities	—	—	30,406	—	30,406
Receivables	1,229	109,680	414,370	(173,185)	352,094
Inventories	—	52,139	2,593	—	54,732
Prepaid expenses and other assets	10,129	12,583	18,152	—	40,864
Deferred customer acquisition costs	—	15,163	19,214	—	34,377
Deferred taxes	—	12,808	391	(1,641)	11,558
Assets of discontinued operations	—	—	51,004	—	51,004

Total Current Assets	143,526	219,273	639,760	(174,826)	827,733

Property and Equipment:
At cost	—	307,468	132,581	—	440,049
Less: accumulated depreciation	—	(118,614)	(54,537)	—	(173,151)

Net property and equipment	—	188,854	78,044	—	266,898

Other Assets:
Goodwill	—	2,760,512	364,781	—	3,125,293
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,895,059	758,452	—	2,653,511
Notes receivable	1,990,383	231	30,269	(1,998,333)	22,550
Long-term marketable securities	10,859	—	99,318	—	110,177
Investments in and advances to subsidiaries	3,299,019	913,502	—	(4,212,521)	—
Other assets	98,425	4,164	882	(96,307)	7,164
Debt issuance costs	52,366	—	—	—	52,366
Assets of discontinued operations	—	—	32,398	—	32,398

Total Assets	$5,594,578	$5,981,595	$2,003,904	$(6,481,987)	$7,098,090

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$272	$46,187	$26,186	$—	$72,645
Accrued liabilities:
Payroll and related expenses	1,608	45,031	39,008	—	85,647
Self-insured claims and related expenses	—	20,430	60,848	—	81,278
Accrued interest payable	69,613	259	(227)	—	69,645
Other	7,427	37,273	40,055	(1,641)	83,114
Deferred revenue	—	134,817	314,830	—	449,647
Liabilities of discontinued operations	—	150	16,150	—	16,300
Current portion of long-term debt	103,654	13,093	105,850	(173,185)	49,412

Total Current Liabilities	182,574	297,240	602,700	(174,826)	907,688

Long-Term Debt	3,868,474	1,699,589	329,345	(1,998,333)	3,899,075
Other Long-Term Liabilities:
Deferred taxes	—	753,945	277,333	(96,307)	934,971
Intercompany payable	287,220	—	183,617	(470,837)	—
Liabilities of discontinued operations	—	—	4,848	—	4,848
Other long-term obligations	68,783	535	94,663	—	163,981

Total Other Long-Term Liabilities	356,003	754,480	560,461	(567,144)	1,103,800

Shareholder's Equity	1,187,527	3,230,286	511,398	(3,741,684)	1,187,527

Total Liabilities and Shareholder's Equity	$5,594,578	$5,981,595	$2,003,904	$(6,481,987)	$7,098,090

THE SERVICEMASTER COMPANY AND SUBSIDIARIES

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$132,168	$16,900	$103,630	$—	$252,698

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	476,575	565,023	(29,251)	(717,346)	295,001

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(68,189)	(28,351)	—	(96,540)
Sale of equipment and other assets	—	4,433	172	—	4,605
Acquisition of The ServiceMaster Company	(35)	—	—	—	(35)
Other business acquisitions, net of cash acquired	—	(43,316)	(1,049)	—	(44,365)
Purchase of other intangibles	—	(1,900)	—	—	(1,900)
Notes receivable, financial investments and securities, net	—	633	2,376	—	3,009

Net Cash Used for Investing Activities from Continuing Operations	(35)	(108,339)	(26,852)	—	(135,226)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	—	—	4,000	—	4,000
Payments of debt	(91,500)	(13,119)	(1,286)	—	(105,905)
Shareholders' dividends	—	(573,412)	(143,934)	717,346	—
Debt issuance costs paid	(267)	—	—	—	(267)
Net intercompany advances	(284,559)	100,224	184,335	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(376,326)	(486,307)	43,115	717,346	(102,172)

Cash Flows from Discontinued Operations:
Cash provided from (used for) operating activities	—	340	(6,228)	—	(5,888)
Cash provided from (used for) investing investing activities:
Proceeds from sale of business	—	26,134	—	—	26,134
Other investing activities	—	—	(1,617)	—	(1,617)

Net Cash Provided from (Used for) Discontinued Operations	—	26,474	(7,845)	—	18,629

Cash Increase (Decrease) During the Period	100,214	(3,149)	(20,833)	—	76,232

Cash and Cash Equivalents at End of Period	$232,382	$13,751	$82,797	$—	$328,930

THE SERVICEMASTER COMPANY AND SUBSIDIARIES

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$124,674	$17,689	$112,993	$—	$255,356

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	296,963	460,679	(62,561)	(472,537)	222,544

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(82,594)	(51,640)	—	(134,234)
Sale of equipment and other assets	—	1,003	352	—	1,355
Acquisition of The ServiceMaster Company	(2,245)	—	—	—	(2,245)
Other business acquisitions, net of cash acquired	—	(57,724)	(217)	—	(57,941)
Purchase of other intangibles	—	(2,500)	—	—	(2,500)
Notes receivable, financial investments and securities, net	22,012	—	(1,585)	—	20,427

Net Cash Provided from (Used for) Investing Activities from Continuing Operations	19,767	(141,815)	(53,090)	—	(175,138)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	5,000	—	10,000	—	15,000
Payments of debt	(32,250)	(15,325)	(13,758)	—	(61,333)
Shareholders' dividends	—	(413,197)	(59,340)	472,537	—
Debt issuance costs paid	—	—	(30)	—	(30)
Net intercompany advances	(281,986)	108,869	173,117	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(309,236)	(319,653)	109,989	472,537	(46,363)

Cash Flows from Discontinued Operations:
Cash provided from operating activities	—	—	6,776	—	6,776
Cash used for investing investing activities	—	—	(10,477)	—	(10,477)

Net Cash Used for Discontinued Operations	—	—	(3,701)	—	(3,701)

Cash Increase (Decrease) During the Period	7,494	(789)	(9,363)	—	(2,658)

Cash and Cash Equivalents at End of Period	$132,168	$16,900	$103,630	$—	$252,698

THE SERVICEMASTER COMPANY AND SUBSIDIARIES

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

(In thousands)

	The ServiceMaster Company	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$300,362	$13,865	$93,120	$—	$407,347

Net Cash Provided from Operating Activities from Continuing Operations	252,927	424,092	16,772	(525,459)	168,332

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(47,708)	(8,296)	—	(56,004)
Sale of equipment and other assets	—	1,536	118	—	1,654
Acquisition of The ServiceMaster Company	(1,695)	—	—	—	(1,695)
Other business acquisitions, net of cash acquired	—	(32,647)	—	—	(32,647)
Notes receivable, financial investments and securities, net	—	—	6,151	—	6,151

Net Cash Used for Investing Activities from Continuing Operations	(1,695)	(78,819)	(2,027)	—	(82,541)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	—	—	—	—	—
Payments of debt	(233,260)	(17,127)	(2,498)		(252,885)
Shareholders' dividends	—	(426,359)	(99,100)	525,459	—
Debt issuance costs paid	(426)	—	—	—	(426)
Net intercompany advances	(193,234)	102,037	91,197	—	—

Net Cash Used for Financing Activities from Continuing Operations	(426,920)	(341,449)	(10,401)	525,459	(253,311)

Cash Flows from Discontinued Operations:
Cash provided from operating activities	—	—	21,426	—	21,426
Cash used for investing activities	—	—	(5,897)	—	(5,897)

Net Cash Provided from Discontinued Operations	—	—	15,529	—	15,529

Cash (Decrease) Increase During the Period	(175,688)	3,824	19,873	—	(151,991)

Cash and Cash Equivalents at End of Period	$124,674	$17,689	$112,993	$—	$255,356